Interests in associates and joint ventures - Associates and Joint Ventures Commentary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of associates [line items]
Interests in associates and joint ventures	$ 24,800,000,000		$ 24,474,000,000
Bank of Communications Co., Limited
Disclosure of associates [line items]
Investment's fair value below carrying amount, period	8 years
Impairment loss	$ 0
The Saudi British Bank
Disclosure of associates [line items]
Proportion of ownership interest in associate	29.20%	40.00%
Impairment loss	$ 0